Intangible Assets and Cloud Computing Arrangements (Details) - Schedule of components of intangible assets - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Schedule of components of intangible assets [Abstract]
Less: accumulated amortization	$ (286)	$ (106)
Intangible assets	1,863	2,043
Epigenetics pipeline [Member]
Schedule of components of intangible assets [Abstract]
Gross intangible assets	592	592
Underwriting API [Member]
Schedule of components of intangible assets [Abstract]
Gross intangible assets	840	840
Longevity API [Member]
Schedule of components of intangible assets [Abstract]
Gross intangible assets	$ 717	$ 717